                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                                Jack J. Singer
                       Monarch Investment Advisors, LLC
                              950 Coronado Drive
                               Arcadia, CA 91007
                                 626-447-4717

                      Date of fiscal year end: August 31
            Date of reporting period: March 1, 2007 - May 31, 2007

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Item 1. Schedule of Investments.

MONARCH FUNDS

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND
May 31, 2007 (Unaudited)

FACE AMOUNT                           SECURITY DESCRIPTION                           RATE    MATURITY       VALUE
-----------   ---------------------------------------------------------------------  ----    --------   ------------
              U.S. TREASURY BILL # - 46.5%
$40,000,000   U.S. Treasury Bill                                                     5.10%   06/15/07   $ 39,920,900
                                                                                                        ------------

              REPURCHASE AGREEMENTS - 100.4%
 16,110,000   Bank of America Securities, dated 05/31/07, to be repurchased at
              $16,112,238; collateralized by various U.S. Treasury Obligations       5.00    06/01/07     16,110,000
 17,500,000   Bear Stearns & Co., Inc., dated 05/31/07, to be repurchased at
              $17,502,431; collateralized by various U.S. Treasury Obligations       5.00    06/01/07     17,500,000
 17,500,000   Deutsche Bank Securities, Inc. dated 05/31/07, to be repurchased at
              $17,502,460; collateralized by various U.S. Treasury Obligations       5.06    06/01/07     17,500,000
 17,500,000   Goldman Sachs & Co., dated 05/31/07, to be repurchased at
              $17,502,406; collateralized by various U.S. Treasury Obligations       4.95    06/01/07     17,500,000
 17,500,000   Merrill Lynch & Co., Inc., dated 05/31/07, to be repurchased at
              $17,502,431; collateralized by various U.S. Treasury Obligations       5.00    06/01/07     17,500,000
                                                                                                        ------------
              Total Repurchase Agreements                                                                 86,110,000
                                                                                                        ------------
              Total Investments at Amortized Cost* - 146.9%                                             $126,030,900
              Other Assets and Liabilities, Net - (46.9)%                                                (40,258,295)
                                                                                                        ------------
              NET ASSETS - 100.0%                                                                       $ 85,772,605
                                                                                                        ============

--------
#  Rates shown are annualized yields at time of purchase.
* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND May 31, 2007 (Unaudited)

FACE AMOUNT                    SECURITY DESCRIPTION                   RATE    MATURITY      VALUE
-----------   ------------------------------------------------------  ----    --------   -----------
              U.S. GOVERNMENT SECURITY - 97.4%
              FEDERAL HOME LOAN BANK - DISCOUNT NOTE # - 97.4%
$18,500,000   Federal Home Loan Bank - Discount Note                  5.14%   06/06/07   $18,486,844
                                                                                         -----------
              Total U.S. Government Security                                              18,486,844
                                                                                         -----------

Shares
------
              MONEY MARKET FUND - 1.7%
    315,000   Dreyfus Treasury Prime Cash Management Fund, 4.73%                             315,000
                                                                                         -----------
              Total Investments at Amortized Cost* - 99.1%                               $18,801,844
              Other Assets and Liabilities, Net - 0.9%                                       170,006
                                                                                         -----------
              NET ASSETS - 100.0%                                                        $18,971,850
                                                                                         ===========

--------
#  Rates shown are annualized yields at time of purchase.
* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
May 31, 2007 (Unaudited)

FACE AMOUNT                          SECURITY DESCRIPTION                        RATE    MATURITY      VALUE
-----------    ----------------------------------------------------------------  ----    --------   ------------
               U.S. GOVERNMENT SECURITIES - (3.5%)
               SMALL BUSINESS ADMINISTRATION (+/-) - (3.5%)
$  1,060,122   Pool #502150                                                      6.25%   02/25/18   $  1,065,130
   1,186,975   Pool #503152                                                      5.88    11/25/20      1,186,975
     870,607   Pool #503461                                                      6.00    09/25/21        870,987
   1,045,262   Pool #503553                                                      5.88    11/25/21      1,045,920
     869,555   Pool #503909                                                      5.75    10/25/22        869,310
   4,298,306   Pool #504366                                                      5.63    02/25/24      4,289,746
   2,253,870   Pool #504719                                                      5.88    07/25/24      2,253,870
     794,133   Pool #504727                                                      5.88    09/25/24        794,133
     792,694   Pool #504765                                                      5.88    10/25/09        792,081
   1,058,023   Pool #504769                                                      5.88    10/25/24      1,058,023
      27,187   Pool #505205                                                      6.06    09/25/07         27,187
                                                                                                    ------------
               Total Small Business Administration                                                    14,253,362
                                                                                                    ------------
               Total U.S. Government Securities                                                       14,253,362
                                                                                                    ------------
               REPURCHASE AGREEMENTS - (96.4%)
  30,719,000   Bank of America Securities, dated 05/31/07, to be repurchased at
               $30,723,437; collateralized by various U.S. Government Agency
               Obligations                                                       5.20    06/01/07     30,719,000
 140,000,000   Bear Stearns & Co., Inc., dated 05/09/07, to be repurchased at
               $140,717,306; collaterized by various U.S. Government Agency
               Obligations (+/-)                                                 5.27    06/13/07    140,000,000
  25,000,000   Bear Stearns & Co., Inc., dated 05/17/07, to be repurchased at
               $25,098,813; collaterized by various U.S. Government Agency
               Obligations (+/-)                                                 5.27    06/13/07     25,000,000
 100,000,000   Deutsche Bank Securities, Inc., dated 05/08/07, to be
               repurchased at $100,437,500; collaterized by various U.S.
               Government Agency Obligations (+/-)                               5.25    06/07/07    100,000,000
  40,000,000   Deutsche Bank Securities, Inc., dated 05/17/07, to be
               repurchased at $40,122,500; collaterized by various U.S.
               Government Agency Obligations (+/-)                               5.25    06/07/07     40,000,000
  54,750,000   Merrill Lynch & Co., Inc., dated 05/31/07, to be repurchased at
               $54,758,045; collaterized by various U.S. Government Agency
               Obligations                                                       5.29    06/01/07     54,750,000
                                                                                                    ------------
               Total Repurchase Agreements                                                           390,469,000
                                                                                                    ------------
               Total Investments at Amortized Cost* - 99.9%                                         $404,722,362
               Other Assets and Liabilities, Net - 0.1%                                                  406,101
                                                                                                    ------------
               NET ASSETS - 100.0%                                                                  $405,128,463
                                                                                                    ============

--------
(+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on May 31, 2007.
* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND
May 31, 2007 (Unaudited)

FACE AMOUNT                         SECURITY DESCRIPTION                        RATE    MATURITY       VALUE
-----------   ----------------------------------------------------------------  ----    --------   ------------
              COMMERCIAL PAPER # - 35.2%
$25,000,000   Barton Capital, LLC^                                              5.29%   06/04/07   $ 24,989,063
 25,000,000   CAFCO, LLC^                                                       5.29    06/15/07     24,948,958
 17,300,000   CRC Funding, LLC^                                                 5.29    06/26/07     17,236,927
 25,000,000   Eureka Securitization^                                            5.30    06/04/07     24,989,042
 25,000,000   Falcon Asset Securitization Corp., LLC^                           5.28    06/14/07     24,952,604
 25,000,000   UBS Finance Delaware, LLC                                         5.29    06/11/07     24,963,576
 25,000,000   Windmill Funding Corp.^                                           5.28    06/01/07     25,000,000
                                                                                                   ------------
              Total Commercial Paper                                                                167,080,170
                                                                                                   ------------
              CORPORATE NOTES (+/-) - 43.3%
 15,000,000   American Express Credit Corp.                                     5.33    01/15/08     15,003,646
 15,000,000   American General Finance Corp.                                    5.47    08/16/07     15,004,631
 25,000,000   American Honda Finance Corp.                                      5.39    11/15/07     25,006,760
 24,750,000   ASIF Global Financing XXI^                                        5.71    03/14/08     24,823,842
 25,000,000   Bear Stearns & Co., Inc.                                          5.47    08/17/07     25,007,719
  8,450,000   CIT Group, Inc.                                                   5.58    09/20/07      8,456,318
  5,000,000   CIT Group, Inc.                                                   5.43    08/24/07      5,001,095
  8,000,000   CIT Group, Inc.                                                   5.43    02/21/08      7,998,246
 20,000,000   Deutsche Bank AG                                                  5.35    06/19/08     20,007,914
 10,000,000   Merrill Lynch & Co., Inc.                                         5.48    10/19/07     10,006,293
  5,000,000   Merrill Lynch & Co., Inc.                                         5.47    08/27/07      5,001,409
  5,000,000   Merrill Lynch & Co., Inc.                                         5.32    07/27/07      5,000,000
 20,000,000   Morgan Stanley                                                    5.48    07/27/07     20,004,421
 12,000,000   Royal Bank of Scotland plc^                                       5.36    04/11/08     12,004,349
  7,393,000   Wells Fargo & Co.                                                 5.41    09/28/07      7,395,561
                                                                                                   ------------
              Total Corporate Notes                                                                 205,722,204
                                                                                                   ------------
              REPURCHASE AGREEMENTS - 21.7%
 14,154,000   Bank of America Securities, dated 05/31/07, to be repurchased at
              $14,156,044; collateralized by various U.S. Government Agency
              Obligations                                                       5.20    06/01/07     14,154,000
 50,000,000   Bear Stearns & Co., Inc., dated 05/09/07, to be repurchased at
              $50,526,181; collateralized by various U.S. Government Agency
              Obligations (+/-)                                                 5.27    06/13/07     50,000,000
 39,115,000   Bear Stearns & Co., Inc., dated 05/31/07, to be repurchased at
              $39,120,780; collateralized by various U.S. Government Agency
              Obligations                                                       5.32    06/01/07     39,115,000
                                                                                                   ------------
              Total Repurchase Agreements                                                           103,269,000
                                                                                                   ------------
              Total Investments at Amortized Cost* - 100.2%                                        $476,071,374
              Other Assets and Liabilities, Net - (0.2%)                                               (734,998)
                                                                                                   ------------
              NET ASSETS - 100.0%                                                                  $475,336,376
                                                                                                   ============

--------
#    Rates shown are annualized yields at time of purchase.
(+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on May 31, 2007.
^ Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $178,944,785 or 37.6% of net assets.
* Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONARCH FUNDS

By:   /s/ Anthony R. Fischer
      --------------------------------
      Anthony R. Fischer, Principal Executive Officer

Date: July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Anthony R. Fischer
      --------------------------------
      Anthony R. Fischer, Principal Executive Officer

Date: July 25, 2007



By:   /s/ Jack J. Singer
      --------------------------------
      Jack J. Singer, Principal Financial Officer

Date: July 25, 2007